Investment Property - Disclosure of Detailed Information About Investment Property Explanatory (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disposal groups classified as held for sale [member]
Disclosure of detailed information about investment property [line items]
Decrease through classified as held for sale, investment property	₩ 1,719